Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,823,524.82
Previously Paid Amount	0
Total Fee Amount	891.58
Total Offset Amount	0
Net Fee	$ 891.58